Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 14 - Subsequent Events

On December 1, 2020, the Company entered into a Securities Purchase Agreement in connection with the issuance of an 8% convertible note with the principal amount of $33,500, with an accredited investor. The note is convertible anytime after 180 days of issuance at a variable conversion price of 63% of the Market Price at time of conversion. Market Price is defined as the average of the two lowest trading prices during the fifteen (15) days prior to conversion. The Company received net cash proceeds of $30,000.

On January 3, 2021, we entered into a settlement agreement with Robert L. Hymers, III (“Hymers”) concerning five delinquent payments totaling $100,000 due under the stock purchase agreement whereby the Company purchased 266,667 shares of common stock of Natural Plant Extract of California Inc., a California corporation (“NPE”), The Company was required to make $20,000 monthly for a period of twenty-seven (27) months to Hymers, with the first payment commencing September 1, 2020 and the remaining payments due and payable on the first day of each subsequent month until Hymers received $540,000. On January 3, 2021, we entered into a settlement concerning the outstanding payments by agreeing to issue to Hymers a total of 1,585,791 shares of registered common stock from our S-1 registration statement made effective November 12, 2020.

On January 5, 2021, the Company entered into a Securities Purchase Agreement in connection with the issuance of an 10% convertible note with the principal amount of $110,000, with an accredited investor. The note is convertible at a fixed conversion price of $0.05. In the event of default by the Company, or after the public announcement of a change of control transaction as defined in the agreement, the conversion price is $0.01. The Company received net proceeds of $97,500.

On January 12, 2021, the Company entered into a Securities Purchase Agreement in connection with the issuance of an 10% convertible note with the principal amount of $115,500, with an accredited investor. The note is convertible beginning 61 days from issuance at a fixed conversion price of $0.10 per share or 60% or the lowest trading price for ten days prior to conversion in the event that the Company’s stock trades at less than $0.10 per share. The Company received net proceeds of $100,000.

Note 14. Subsequent Events

In August 2020, the Company issued a convertible promissory note with a principal amount of $113,000, with the Company receiving proceeds of $100,000 after original issue discount of $5,000 and deferred finance costs of $2,000 in September 2020. As a result of the timing of receipt of the proceeds, no amounts related to this convertible note payable were recognized in the Company’s financial statements as of August 31, 2020. The note matures in August 2021 and bears interest at 8% per annum. Commencing one hundred eighty (180) days following the issuance date of the note, the noteholder shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at variable conversion prices of 63% of the two lowest trading prices during previous fifteen (15) trading day of the Company’s common stock, subject to adjustment. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

On September 2, 2020, the Company issued two convertible promissory notes with an aggregate principal amount of $107,000, with the Company receiving proceeds of $100,000 after original issue discount of $5,000 and deferred finance costs of $2,000. The notes mature in September 2021 and bear interest at 12% per annum. Commencing one hundred eighty (180) days following the issuance date of the notes, the noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at variable conversion price of 60% of the lowest previous twenty (20) trading day closing trade prices of the Company’s common stock, subject to adjustment. The Company is prohibited from effecting a conversion of the note to the extent that, as a result of such conversion, the noteholder, together with its affiliates, would beneficially own more than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of shares of common stock upon conversion of the note.

On September 22, 2020, the Company issued a convertible note in the amount of $78,000. The note matures on September 22, 2021 and bears 8% interest rate per annum. The note is convertible into common shares at 37% discount for the average of the two lowest trading price of the common stock during the 15 trading day period ending on the latest complete trading day prior to the conversion date.

On September 24, 2020, the Company issued a convertible note in the amount of $78,000. The note matures on June 24, 2021 and bears 10% interest rate per annum. The note is convertible into common shares at a fixed conversion price of $0.06 or a conversion discount at rate of 30% to the lowest trading price during the previous twenty (20) trading days to the date of a conversion notice; whichever is lower.

On September 30, 2020, the Company entered into a securities exchange agreement with Marijuana Company of America, Inc., a Utah corporation (“MCOA”). By virtue of the agreement, the Company issued 7,222,222 shares of its unregistered common stock to MCOA in exchange for 650,000,000 shares of MCOA unregistered common stock. The Company and MCOA also entered into a lock up leak out agreement which prevents either party from sales of the exchanged shares for a period of 12 months. Thereafter the parties may sell not more than the quantity of shares equaling an aggregate maximum sale value of $20,000 per week, or $80,000 per month until all Shares and Exchange Shares are sold.